Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	1 Months Ended		6 Months Ended
	Apr. 30, 2025	Feb. 28, 2025	Jun. 30, 2025	Jun. 30, 2024
Statement of changes in equity [abstract]
Dividends paid, ordinary shares per share (in dollars per share)	$ 0.40	$ 0.40	$ 0.80	$ 0.80